QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
12/31/2018 (unaudited)

COMMON STOCKS - 84.87%	Shares	Fair Value

BANKS - 23.93%
Bank of America Corp.	52,350	$1,289,904
Burke & Herbert Bank and Trust Co.	52	152,880
Citigroup, Inc.	19,100	994,346
Deutsche Bank AG	52,000	423,800
JP Morgan Chase & Co.	25,000	2,440,500
Wells Fargo & Co.	22,200	1,022,976

		6,324,406

BEVERAGES - 2.76%
Diageo plc Spons ADR	5,150	730,270

COMPUTERS - 18.12%
Apple, Inc.	10,500	1,656,270
Intel Corp.	24,300	1,140,399
Microsoft Corp.	19,620	1,992,803

		4,789,472

DIVERSIFIED MANUFACTURING - 2.61%
Cummins, Inc.	3,300	441,012
General Electric Co.	33,000	249,810

		690,822

INSURANCE - 3.54%
Markel Corp.	900	934,245

MEDICAL - 10.09%
Bausch Health Companies, Inc.	48,000	886,560
Johnson & Johnson	6,100	787,205
Merck & Co., Inc.	13,000	993,330

		2,667,095

OIL - 13.62%
BP plc Spons ADR	26,930	1,021,186
Chesapeake Energy Corp.	288,000	604,800
Chevron Corp.	7,400	805,046
Exxon Mobil Corp.	11,550	787,595
Transocean Ltd.	55,000	381,700

		3,600,327

RETAIL - 4.53%
J.C. Penney Co., Inc.	415,000	431,600
Target Corp.	11,600	766,644

		1,198,244

TELECOMMUNICATIONS - 5.67%
AT&T, Inc.	32,800	936,112
Verizon Communications, Inc.	10,000	562,200

		1,498,312

TOTAL COMMON STOCKS - 84.87%		22,433,193

PREFERRED STOCKS - 0.80%

CONVERTIBLE - 0.80%
Chesapeake Energy Corp., Preferred, 4.50%, Perpetual	5,000	210,950

TOTAL PREFERRED STOCKS - 0.80%		210,950

EXCHANGE TRADED FUNDS - 3.86%

SPDR S&P Retail ETF	13,250	543,117
VanEck Vectors Oil Services ETF	34,000	477,020

		1,020,137

TOTAL EXCHANGE TRADED FUNDS - 3.86%		1,020,137

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS
12/31/2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 8.80%
Fidelity® Investments Money Market Government
Portfolio - Class I 2.25%*	2,325,632	$2,325,632

TOTAL INVESTMENTS - 98.33%		25,989,912
Other assets, net of liabilities - 1.67%		440,667

NET ASSETS - 100.00%		$26,430,579

* Effective 7 day yield as of December 31, 2018

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

			Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Common Stocks	$22,433,193	$-	$-	$22,433,193
Preferred Stocks	210,950			210,950
Exchange Traded Funds	1,020,137	-	-	1,020,137
Money Market	2,325,632	-	-	2,325,632

	$25,989,912	$-	$-	$25,989,912

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,101,578 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,839,722
Gross unrealized depreciation	(1,951,388)

Net unrealized appreciation	$6,888,334

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer
Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert David A. Bogaert Principal Executive Officer
Date:	February 25, 2019

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer
Date:	February 25, 2019